SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2013
Summary Of Significant Accounting Policies
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
[1]	Cash and cash equivalents:

The Company considers all highly liquid short-term investments purchased with an original maturity of three months or less to be cash equivalents.

Cash and cash equivalents as of December 31 are composed of:

	2013	2012
Cash	$1,903,000	$1,444,000
Money market fund	17,035,000	20,539,000
Total	$18,938,000	$21,983,000

[2]	Marketable securities

Marketable securities are classified as available-for-sale and are recorded as fair market value. Unrealized gain and losses are reported as other comprehensive income. Realized gains and losses are included in income in the period they are realized. The Company's marketable securities consist of a corporate bond (face value $500,000) with a 5% coupon and a maturity date of June 2015.

[3]	Revenue recognition:

The Company recognizes revenue received from the licensing of its intellectual property in accordance with Staff Accounting Bulletin No. 104, "Revenue Recognition" ("SAB No. 104") and related authoritative pronouncements. Under this guidance, revenue is recognized when (i) persuasive evidence of an arrangement exists, (ii) all obligations have been performed pursuant to the terms of the license agreement, (iii) amounts are fixed or determinable and (iv) collectability of amounts is reasonably assured. One licensee (Cisco Systems, Inc. and affiliate) constituted approximately 77% of the Company’s revenue for each of the years ended December 31, 2013 and 2012.

[4]	Patents:

The Company owns patents that relate to various computing, telecommunications and data networking and Internet related technologies. The Company capitalizes the costs associated with acquisition, registration and maintenance of the patents and amortizes these assets over their remaining useful lives, ranging from three (3) years to fifteen (15) years, on a straight-line basis.

[5]	Impairment of long-lived assets:

Intangible assets with finite lives are tested for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable. Accordingly, the Company records impairment losses on long-lived assets used in operations or expected to be disposed of when indicators of impairment exist and the undiscounted cash flows expected to be derived from those assets are less than carrying amounts of those assets. At December 31, 2013 and 2012, there was no impairment to the Company's patents.

[6]	Income taxes:

The Company utilizes the liability method of accounting for income taxes. Under such method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates in effect at the balance sheet date. The resulting asset or liability is adjusted to reflect enacted changes in tax law. Deferred tax assets are reduced, if necessary, by a valuation allowance when the likelihood of realization is not assured.

[7]	Earnings (Loss) Per Share

Basic Earnings (loss) per share is calculated by dividing the net income (loss) by the weighted average number of outstanding common shares during the period. Diluted per share data included the dilutive effects of options, warrants and convertible securities. Potential shares of 6,782,500 and 5,832,500 at December 31, 2013 and 2012, respectively, consisted of options and warrants. Computations of basic and diluted weighted average common shares outstanding are as follows:

	2013	2012

Weighted-average common shares outstanding - basic	25,589,238	25,744,330

Dilutive effect of options and warrants	2,365,447	_2,728,423

Weighted-average common shares outstanding - diluted	27,954,685	28,472,753

Options and Warrants excluded from the computation of diluted income (loss) per share because the effect of inclusion would have been anti-dilutive	4,417,053	3,104,077

[8]	Use of estimates:

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

[9]	Financial instruments:

The carrying amounts of cash and cash equivalents, accounts payable and accrued expenses approximate their fair value due to the short period to maturity of these instruments. The investment in a corporate bond is reported at the closing price reported on the active market on which the bond is traded.

[10]	Stock-based compensation:

The Company accounts for its stock-based compensation at fair value estimated on the grant date using the Black-Scholes option pricing model. See Note C[1] for further discussion of the Company’s stock-based compensation.

[11]	Allowance for Doubtful Accounts:

The Company uses estimates to determine the amount of the allowance for doubtful accounts necessary to reduce accounts receivable to their expected net realizable value. There was no allowance for doubtful accounts at December 31, 2013 and 2012.

[12]	Fair Value Measurements:

Accounting Standard Codification (“ASC”) Topic 820 (“ASC 820”) utilizes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The following is a brief description of those three levels:

●	Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities;

●	Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets and quoted prices for identical or similar assets or liabilities in markets that are not active; and

●	Level 3: Unobservable inputs that reflect the reporting entity’s own assumptions.

The Company’s financial assets subject to fair value measurements and the necessary disclosures are as follows:

	Fair Value as of December	Fair Value Measurements at December 31, 2013 Using Fair Value Hierarchy
	31, 2013	Level 1	Level 2	Level 3
Cash and cash equivalents	$18,938,000	$18,938,000	$—	$—
Corporate bond	530,000	—	530,000
Total	$19,468,000	$18,938,000	$530,000	$—

	Fair Value as of December	Fair Value Measurements at December 31, 2012 Using Fair Value Hierarchy
	31, 2012	Level 1	Level 2	Level 3
Cash and cash equivalents	$21,983,000	$21,983,000	$—	$—
Corporate bond	547,000	—	547,000
Total	$22,530,000	$21,983,000	$547,000	$—

[13]	Subsequent event evaluation:

The Company has evaluated subsequent events from the balance sheet date through the issuance date of the financial statements and has determined that there are no such events that would have a material impact on the financial statements.

[14]	Recently issued accounting standards:

In July 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-11 “Presentation of an Unrecognized Tax Benefit When a Net Operation Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists.” ASU No. 2013-11 is a new accounting standard on the financial statement presentation of unrecognized tax benefits. The new standard provides that a liability related to an unrecognized tax benefit would be presented as a reduction of a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward if such settlement is required or expected in the event the uncertain tax position is disallowed. The new standard becomes effective for the Company on January 1, 2014 and will be applied prospectively to unrecognized tax benefits that exist at the effective date with retrospective application permitted. Adoption of the guidance will not have a material impact on the Company’s financial statements.

In February 2013, the FASB issued updated guidance that amends the reporting of amounts reclassified out of accumulated other comprehensive income (“AOCI”). These amendments do not change the current requirements for reporting net income or other comprehensive income in the financial statements. However, the guidance requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component, either on the face of the financial statement where net income is presented or in the notes to the financial statements. This guidance is effective for fiscal periods beginning after December 15, 2012, and is to be applied prospectively. The Company complied with this guidance as of January 1, 2013, and the adoption of the guidance has not had a material impact on the Company’s financial statements.

[15]	INVESTMENT IN LIFESTREAMS

In May 2013, as part of the acquisition of the Mirror Worlds patent portfolio (See Note D[2] hereof), the Company acquired from Mirror Worlds, LLC 250,000 shares of common stock of Lifestreams Technologies Corporation (“Lifestreams”), a company engaged in the development of next generation applications and methodologies designed to organize and display digital data. In addition, in July 2013 the Company made an additional investment of $50,000 in Lifestreams as part of a financing and received 123,456 shares of Series A preferred stock and, as part of an amended license agreement between the Company’s subsidiary and Lifestreams, the Company received a warrant to purchase 7.5% of the then outstanding shares of common stock of Lifestreams on a fully diluted basis (post-financing). The warrant is valued at $70,000 based on the Black-Scholes option model and recorded as non-cash royalty income. Since the investment in Lifestreams does not have a readily determinable fair value, such investment was recorded utilizing the cost-method. At December 31, 2013, the Company’s investment in Lifestreams consists of the following:

	Number of Shares	Value
Common Stock	250,000	$76,000
Series A Preferred Stock	123,456	50,000
Warrants	1,305,000	70,000
		$196,000